Organization and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Organization And Going Concern
Working capital deficiency	$ 4,520,000
Accumulated deficit	$ (146,388,486)	$ (135,918,002)
Percentage of issued and outstanding common shares	$ 0.02